U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 20, 2004

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the "Trust")
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), the Trust hereby submits Post-Effective Amendment No. 173 to the Trust’s Registration Statement for the purpose of adding one new series: TCM Small Cap Growth Fund (the "Fund"). Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please note that the Fund is currently structured similarly to a separate series of a different registrant (CMG Small Cap Fund, series of CMG Fund Trust; File Nos. 33-30394, 811-5857). No change in the investment objective, policies, strategies or restrictions of the Fund’s operations is contemplated. Therefore, pursuant to Release No. IC-13768, we would like to request that the amendment be afforded an expedited review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
For U.S. Bancorp Fund Services, LLC

Enclosures